Share-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Compensation.
Share-based Compensation

15.Share-based Compensation

a)	Description of stock option plan and Share option replacement

In July 2012, the Group permits the grant of options of the Company to relevant directors, officers, other employees and consultants of the Company. Option awards are granted with an exercise price determined by the Board of Directors. Those option awards generally vest over a period of four years.

The Group recognizes share-based compensation expenses in the consolidated statements of operations and comprehensive loss based on awards ultimately expected to vest, after considering actual forfeitures.

The Company has replaced these share options with restricted shares for all employees and nonemployees on June 15, 2018.

In June 2018, the directors of the Company (the “Directors”) approved the TuanChe Limited Share Incentive Plan (the “Share Incentive Plan”). Under the Share Incentive Plan, 38,723,321 ordinary shares were issued to Best Cars for the restricted share awards at consideration of nil. Meanwhile, the incentive share options granted to employees and nonemployees of the Company were replaced by the restricted shares. As a result of the Share Incentive Plan, on June 15, 2018, a total of 15,473,653 share options of the Company were replaced by 13,740,480 restricted shares. The restricted shares awards are subject to the original vesting schedule of the replaced share options. The Company has recognized the incremental expenses immediately for those vested share options, the unvested portion will be recognized as expenses over the remaining vesting periods.

For years ended December 31, 2019, 2020 and 2021, the Company has granted 11,527,950, 3,890,000 and 1,390,000 restricted shares to its employees. The total fair value of RMB112.6 million RMB10.5 million and RMB1.4 million for those granted restricted shares will be recognized as expenses over the vesting periods of nil to 4 years.

15.Share-based Compensation (Continued)

a)	Description of stock option plan and Share option replacement (Continued)

A summary of the restricted shares activities is presented below:

	Number of restricted	Weighted-Average
	shares	Grant-Date Fair Value
		US$
Outstanding as of December 31, 2018	11,489,258	1.595
Granted	11,527,950	1.440
Forfeit	(733,764)	1.593
Vested	(13,070,570)	1.623
Outstanding as of December 31, 2019	9,212,874	1.364
Granted	3,890,000	0.382
Forfeit	(3,186,301)	1.587
Vested	(2,998,978)	1.406
Outstanding as of December 31, 2020	6,917,595	0.692
Granted	1,390,000	0.154
Forfeit	(249,500)	1.303
Vested	(2,023,845)	0.738
Outstanding as of December 31, 2021	6,034,250	0.527

For the year ended December 31, 2019, 2020 and 2021, total share-based compensation expenses recognized by the Group for the restricted shares granted were RMB110.4 million, RMB17.4 million and RMB9.8 million, respectively.

As of December 31, 2021, there was RMB14.5 million of unrecognized share-based compensation expenses related to the restricted shares granted. That expenses are expected to be recognized over a weighted-average period of 1.73 years.

b)Repurchase of restricted shares from employees

On June 17, 2019, the Company repurchased and reserved 6,358,500 vested restricted shares held by certain employees at the price of US$0.75 per share (US$3.00 per ADSs). The total consideration of US$4.8 million (approximately RMB26.2 million) did not exceeded the fair value of the vested restricted shares at repurchase date, the repurchase of restricted shares has been accounted for under the cost method and presented as “treasury stock” in equity on the Group’s consolidated balance sheet without any additional compensation cost incurred.

The Company concluded repurchase of restricted shares from employees was an isolated case that was not considered as frequent, and the likelihood to recur is remote. Since there is no repurchase obligation in the Company’s Share Incentive Plan, the Company’s such repurchase action does not prevent the awards from being equity-classified.